Stockholders' Equity (Tables)	2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Jan. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Nonvested Share Activity
A summary of the Company’s restricted stock sold to employees, directors and consultants with a right of repurchase of unlapsed or unvested shares is as follows for the two months ended March 31, 2014:

		Weighted Average Remaining Vesting	Weighted Average Per Share	Weighted- average Per Share
		Life	Intrinsic	Grant Date
	Shares	(In years)	Value	Fair Value
Unvested or unlapsed shares - January 31, 2014	101,296	1.5	$-	$4.10
Granted	-	-	-	-
Vested / lapsed	(10,555)	-	-	-
Forfeited	-	-	-	-
Unvested or unlapsed shares - March 31, 2014	90,741	1.3	$-	$4.10

A summary of the Company’s restricted stock sold to employees, directors and consultants with a right of repurchase of unlapsed or unvested shares is as follows for the nine months ended December 31, 2014:

		Weighted Average Remaining Vesting	Weighted Average Per Share	Weighted- average Per Share
		Life	Intrinsic	Grant Date
	Shares	(In years)	Value	Fair Value
Unvested or unlapsed shares, beginning of period	90,741	1.3	$-	$4.10
Granted	-	-	-	-
Vested / lapsed	(71,667)	-	-	-
Forfeited	-	-	-	-
Unvested or unlapsed shares, end of period	19,074	1.1	$0. 90	$4.10

A summary of the Company’s restricted stock sold to employees, directors and consultants with a right of repurchase of unlapsed or unvested shares is as follows for the year ended January 31:

		Weighted-average
		Grant Date
	Shares	Fair Value
Unvested or unlapsed shares - February 1, 2012	-	$-
Granted	575,000	3.00
Vested / lapsed	(391,482)	3.00
Forfeited	-	-
Unvested or unlapsed shares - January 31, 2013	183,518	$3.00
Granted	-	-
Vested / lapsed	(82,222)	2.10
Forfeited	-	-
Unvested or unlapsed shares - January 31, 2014	101,296	$4.10

Fair Value Of Closing Stock Price Based On Assumptions [Table Text Block]
The calculation was based on the Company’s closing stock price on the date of grant and the following weighted-average inputs:

Expected term (in years)	3.0
Volatility	17.4%
Dividends	0.0%
Interest rate	0.82%

The calculation was based on the Company’s closing stock price on the date of grant and the following weighted-average inputs:

Exercise Price	$4.10
Expected Term (in years)	4.59
Volatility	26.0%
Dividend rate	0.0%
Interest rate	0.5%

The calculation was based on the Company’s closing stock price on the date of grant and the following weighted-average inputs:

Expected term (in years)	3.0
Volatility	29.7%
Dividends	0.0%
Interest rate	0.5%

The fair value of the 40,000 stock options of $ 69,464 was determined under the Black-Scholes option pricing model using the Company’s closing stock price on the date of grant and the following weighted-average inputs:

Exercise Price	$5.00
Expected Term (in years)	3.0
Volatility	29.7%
Dividend rate	0.0%
Interest rate	0.64%

Fair Value Of Options Granted Based On Assumptions [Table Text Block]
The calculation was based on the Company’s closing stock price on the date of grant and the following weighted-average inputs:

Exercise Price	$0.04
Expected Term (in years)	3.00
Volatility	29.7%
Dividend rate	0.0%
Interest rate	0.6%

The calculation was based on the estimated fair value of the Company’s stock price on the date of grant and the following weighted-average inputs:

Exercise Price	$4.70
Expected Term (in years)	6.00
Volatility	67.2%
Dividend rate	0.0%
Interest rate	1.4%

Stock Option Transactions Under Stock Option Plans
Stock option activity for the two months ended March 31, 2014 is summarized below:

	Shares	Weighted Average Per Share Exercise Price	Weighted Average Remaining Life (Years)	Weighted Average Per Share Intrinsic Value
Balance, January 31, 2014	735,800	$1.70	9.0	$1.60
Granted	-
Cancelled	(88,767)	2.30	7.9	-
Exercised	-			-
Expired	-			-
Forfeited	(18,333)	2.10	8.5	-
Balance, March 31, 2014	628,700	$2.00	8.7	$1.10
Vested and exercisable - March 31, 2014	526,089	$1.90	7.3	$1.20

Stock option activity for the nine months ended December 31, 2014 is summarized below:

	Shares	Weighted Average Per Share Exercise Price	Weighted Average Remaining Life (Years)	Weighted Average Per Share Intrinsic Value
Balance, beginning of period	628,700	$2.00	8.7	$1.10
Granted	85,500	10.00	-	-
Cancelled	(10,000)	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited	-	-	-	-
Balance, end of period	704,200	$2.60	8.2	$1.50
Vested and exercisable, end of period	623,256	$2.20	7.3	$1.80

Stock option activity for the years ended January 31, 2014 and 2013 is summarized below:

01	Shares	Weighted Average Per Share Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value

Balance, February 1, 2012	115,000	$1.50	8.9	$-
Granted	422,500	1.90	9.2	-
Exercised	(7,500)	2.10	-	-
Expired	-	-	-	-
Forfeited	-	-	-	-
Balance, January 31, 2013	530,000	1.79	9.1	$-
Granted	308,500	1.80	9.4	-
Cancelled	(102,025)	2.22	8.6	-
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited	(675)	7.90	9.0	-
Balance, January 31, 2014	735,800	$1.71	9.0	$-

Vested and exercisable - January 31, 2014	606,689	$1.60	9.1	$-

Summary of Restricted Stock Award
The following table summarizes the restricted stock award in the ACO Plan during the two months ended March 31, 2014:

	Shares	Weighted Average Remaining Vesting Life (Years)	Weighted Average Per Share Intrinsic Value	Weighted Average Per Share Fair Value
Balance, January 31, 2014	3,752,000	1.0	$0.02	$0.03
Granted	-	-	-	-
Released	-	-	-	-
Balance, March 31, 2014	3,752,000	0.8	$0.02	$0.03
Vested and exercisable - March 31, 2014	2,480,042

The following table summarizes the restricted stock award in the ACO Plan during the nine months ended December 31, 2014:

	Shares	Weighted Average Remaining Vesting Life (Years)	Weighted Average Per Share Intrinsic Value	Weighted Average Per Share Fair Value
Balance, beginning of period	3,752,000	0.8	$0.02	$0.03
Granted	184,000	-	-	0.77
Released	(183,996)	-	-	-
Balance, end of period	3,752,004	0.1	$0.70	$0.07
Vested and exercisable, end of period	2,461,694

The following table summarizes the restricted stock award in the ACO Plan during the years ended January 31, 2014 and 2013:

	Shares	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value	Weighted Average Fair Value
Balance, February 1, 2012	-	-	$-	-
Granted	3,690,000	1.9	36,900	0.01
Released
Balance, January 31, 2013	3,690,000	1.9	36,900	0.01
Granted	62,000	1.7	620	0.01
Released	-
Balance, January 31, 2014	3,752,000	1.0	$37,520	$0.01

Vested and exercisable - January 31, 2014	2,480,042

Total Unrecognized Compensation Costs Related To Non-Vested Stock-Based Compensation Arrangements
As of March 31, 2014, total unrecognized compensation costs related to non-vested stock-based compensation arrangements granted under the Company’s 2010 and 2013 Equity Plans, and the ACO Plan’s and the weighted-average period of years expected to recognize those costs are as follows:

Common stock options	$99,732
Restricted stock	$201,380
ACO Plan restricted stock	$10,525

As of December 31, 2014, total unrecognized compensation costs related to non-vested stock-based compensation arrangements granted under the Company’s 2010 and 2013 Equity Plans, and the ACO Plan’s and the weighted-average period of years expected to recognize those costs are as follows:

Common stock options	$193,376
Restricted stock	$139,400
ACO Plan restricted stock	$48,846

As of January 31, 2014, total unrecognized compensation costs related to non-vested common stock options granted under our 2010 and 2013 Equity Plans, and the ACO Plan and the weighted-average period of years expected to recognize those costs are as follows:

		Weighted
		Average
		Remaining
		Life
		(Years)

Common stock options	$118,194	0.8

ACO Plan restricted stock	$15,736	1.0

Summary of Stock Based Compensation Expense Related To Restricted Stock and Option Awards
Stock-based compensation expense related to common stock and common stock option awards is recognized over their respective vesting periods and was included in the accompanying condensed consolidated statement of operations as follows:

	Two months ended March 31,
	2014	2013
Stock-based compensation expense:
Cost of services	$15,703	$14,077
General and administrative	44,484	31,209
	$60,187	$45,286

Stock-based compensation expense related to common stock and common stock option awards is recognized over their respective vesting periods and was included in the accompanying condensed consolidated statement of operations as follows:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2014	2013	2014	2013
Stock-based compensation expense:
Cost of services	$1,227	$54,134	$12,148	$629,643
General and administrative	155,325	(76,338)	1,120,062	1,469,165
	$156,552	$(22,204)	$1,132,210	$2,098,808

Stock-based compensation expense related to common stock and common stock option awards is recognized over their respective vesting periods and was included in the accompanying consolidated statement of operations for the years ended January 31:

	2014	2013
Stock-based compensation expense:
Cost of services	$616,902	$550,710
General and administrative	1,540.955	1,511,018
	$2,157,857	$2,061,728

Warrants Outstanding
Warrants consisted of the following as of and for the two months ended March 31, 2014:

	Weighted Average Per Share
	Intrinsic	Number of
	Value	warrants
Outstanding at February 1, 2014	$0.40	314,500
Granted	-	400,000
Exercised	-	-
Cancelled	-	-
Outstanding at March 31, 2014	$0.20	714,500

		Weighted
		average		Weighted
Exercise Price Per	Warrants	remaining	Warrants	average
Share	outstanding	contractual life	exercisable	exercise price per share
$1.1485	125,000	2.50	125,000	$1.149

$1.1485	25,000	2.50	25,000	$1.149

$4.5000	50,000	2.50	50,000	$4.500

$5.0000	10,000	3.74	10,000	$5.000

$4.5000	82,500	4.00	82,500	$4.500

$4.0000	22,000	4.00	22,000	$4.000

$10.0000	200,000	7.00	-	$10.000

$20.0000	200,000	7.00	-	$20.000
	714,500	5.26	314,500	2.900

Warrants consisted of the following for the nine months ended December 31, 2014:

	Weighted Average Per Share
	Intrinsic	Number of
	Value	warrants
Outstanding, beginning of period	$2.00	714,500
Granted	-	200,000
Exercised	-	-
Cancelled	-	-
Outstanding, end of period	$-	914,500

		Weighted		Weighted
		average		average
Exercise Price Per	Warrants	remaining	Warrants	exercise price per
Share	outstanding	contractual life	exercisable	share
$1.1485	125,000	1.6	125,000	$1.149

$1.1485	25,000	1.6	25,000	$1.149

$4.5000	50,000	1.6	50,000	$4.500

$5.0000	10,000	2.8	10,000	$5.000

$4.5000	82,500	3.1	82,500	$4.500

$4.0000	22,000	3.1	22,000	$4.000

$10.0000	200,000	6.2	-	$10.000

$20.0000	200,000	6.2	-	$20.000

$10.0000	100,000	6.2	-	$10.000

$10.0000	100,000	3.6	100,000	$10.000
	914,500	4.5	414,500	4.600

Warrants consisted of the following:
	Aggregate
	Intrinsic	Number of
	Value	warrants
Outstanding at February 1, 2012	$-	150,000
Granted	-	293,600
Exercised	-
Cancelled	-	(150,000)
Outstanding at January 31, 2013	$-	293,600
Granted	-	20,900
Exercised	-	-
Cancelled	-	-
Outstanding at January 31, 2014	$-	314,500

		Weighted
		average		Weighted
	Warrants	remaining	Warrants	average
Exercise Price	outstanding	contractual life	exercisable	exercise price
$1.1485	125,000	2.50	125,000	$1.149
$1.1485	25,000	2.50	25,000	$1.149
$4.5000	50,000	2.50	50,000	$4.500
$5.0000	10,000	3.74	10,000	$5.000
$4.5000	82,500	4.00	82,500	$4.500
$4.0000	22,000	4.00	22,000	$4.000
	314,500	3.04	314,500	$2.882

Amount of Shares of Common Stock Reserved
The amount of shares of common stock reserved for these purposes is as follows at March 31, 2014:

Common stock issued and outstanding	4,913,455
Conversion of 9% Notes	275,000
Warrants outstanding	714,500
Stock options outstanding	628,700
Remaining shares issuable under 2013 Equity Incentive Plan	270,700
6,802,355

The amount of shares of common stock reserved for these purposes is as follows at December 31, 2014:

Common stock issued and outstanding	4,863,455
Conversion of 9% Notes	275,000
Conversion of 8% Notes	200,000
Warrants outstanding	914,500
Stock options outstanding	704,200
Remaining shares issuable under 2013 Equity Incentive Plan	160,000
7,117,155

The amount of shares of common stock reserved for these purposes is as follows at January 31, 2014:

Common stock issued and outstanding	4,695,247
Conversion of 8% Notes (1)	18,208
Conversion of 9% Notes	275,000
Warrants outstanding	314,500
Stock options outstanding	735,800
Remaining shares issuable under 2013 Equity Incentive Plan	182,000
Shares and warrants issued in March 2014 (2)	600,000
6,820,755

(1) Reflects shares issued in February 2014 in connection with the conversion of the 8% notes. See Note 10.

(2) Reflects 200,000 shares and 400,000 warrants issued in March 2014 in connection with an equity investment. See Note 10.